CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,130,602)	$ (24,851)	$ (2,395,053)	$ (1,198,134)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of note payable discount			1,634,929	117,059
Amortization of deferred finance costs	12,712	18,859	1,031,229	26,408
Stock-based compensation	270,108	54,440	236,085	163,137
Stock issued for services			133,000	194,800
Depreciation and amortization	780,589	123,580	1,965,407	131,069
Impairment loss			2,344,420
Loss on extinguishment of liability				96,297
Loss on debt conversion to common shares - related party			11,063
Warrants issued for extension of secured note				55,154
Bad debt expense	289,553		196,421	162,243
(Gain) loss on asset sale	(17,140)	8,275	(44,312)	8,851
Deferred tax benefit			(5,639,233)
Changes in:
Accounts receivable	451,042	(2,785,573)	(4,722,228)	(2,265,326)
Notes receivable				6,859
Prepaid expense and other current assets	(76,394)	(48,857)	(57,767)	(20,410)
Other assets	(2,240)		(223,763)	(33,960)
Accounts payable	1,942,327	1,214,754	(186,137)	2,487,242
Accounts payable and other liabilities - related parties		75,000	25,000	(225,248)
Accrued expenses and other liabilities	35,417	684,210	1,366,668	204,807
Net cash provided by (used in) operating activities	555,372	(680,163)	(4,324,271)	(89,152)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash received from the sale of property and equipment	11,000		1,109,762	64,273
Cash paid for purchase of AquaTex net of cash received				(271,962)
Cash received from acquisition of Hamilton Investment Group			2,797,327
Cash paid for purchase of property and equipment	(297,173)	(1,086,222)	(3,248,161)	(1,685,721)
Net cash used in investing activities	(286,173)	(1,086,222)	658,928	(1,893,410)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of warrants and options		12,500	87,500	50,000
Proceeds from common shares sold for cash			50,000
Proceeds from sale of preferred shares			3,757,300
Dividends paid on preferred shares			(101,342)
Proceeds from sale-leaseback transaction				109,775
Proceeds from advances - related party				63,000
Payments against advances - related party				(20,000)
Payments for deferred financing costs		(4,167)	(1,208,584)	(30,698)
Proceeds from notes payable		130,000	1,755,685	850,000
Proceeds from line of credit, net		1,009,142	2,073,325	2,117,192
Proceeds from (payments of) secured borrowings, net	197,900		484,655
Payments on notes payable	(359,756)	(190,378)	(1,559,474)	(670,008)
Payments on capital lease obligation	(368,326)		(1,209,250)
Net cash provided by (used in) financing activities	(530,182)	957,097	4,129,815	2,469,261
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(260,983)	(809,288)	464,472	486,699
CASH AND CASH EQUIVALENTS, beginning of period	1,330,507	866,035	866,035	379,336
CASH AND CASH EQUIVALENTS, end of period	1,069,524	56,747	1,330,507	866,035
Supplemental disclosures:
Cash paid for income taxes	54,687		36,774
Cash paid for interest	689,288	115,634	1,886,410	187,816
Noncash investing and financing activities
Property and equipment purchased with accounts payable			604,585
Notes issued in consideration for property and equipment		117,120	229,032
Notes issued in consideration for intangible assets		370,000	370,000
Notes issued for financing of insurance premium			88,900
Cashless exercise of warrants	359	117	117
Debt discount due to warrants issued with debt			1,293,679
Payment on secured note paid directly from line of credit				512,600
Note receivable received for accounts receivable due				290,000
Debt reduction from the exercise of warrants			1,174,366	169,800
Deferred financing costs paid directly from line of credit				49,200
Common stock issued for lease deposit				31,500
Common stock issued for debt			1,163,301
Capital lease obligation incurred in consideration for property and equipment			5,153,518
Deemed dividend for preferred stock beneficial conversion feature			720,424
Deferred financing costs paid directly from note proceeds			562,607
Accounts payable paid directly from note proceeds			40,000
Line of credit paid directly from secured borrowings and note proceeds			4,752,317
Restricted cash reserve account paid directly from secured borrowings and note proceeds	220,234		1,666,652
Common shares issued for conversion of Preferred Series A shares	644,210		188,783
Equipment sold through sale-leaseback	367,748
AquaTex [Member]
Noncash investing and financing activities
Note Payable Issued in Conjunction with Acquisition				500,000
Common shares issued for acquisition				548,604
Working capital adjustment in connection with acquisitions				(21,853)
Hamilton Investment Group Inc [Member]
Noncash investing and financing activities
Note Payable Issued in Conjunction with Acquisition			9,000,000
Common shares issued for acquisition			2,219,839
Working capital adjustment in connection with acquisitions			$ 2,428,871